Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Industrials Portfolio
September 30, 2021
VCY-NPRT3-1121
1.807737.117
Common Stocks - 99.2%
	Shares	Value ($)
Aerospace & Defense - 12.2%
Aerospace & Defense - 12.2%
Airbus Group NV (a)	6,100	808,713
Axon Enterprise, Inc. (a)	2,900	507,558
General Dynamics Corp.	5,300	1,038,959
HEICO Corp. Class A	6,200	734,266
Howmet Aerospace, Inc.	172,800	5,391,360
Raytheon Technologies Corp.	17,800	1,530,088
The Boeing Co. (a)	28,600	6,290,284
TransDigm Group, Inc. (a)	4,500	2,810,565
Triumph Group, Inc. (a)	39,013	726,812
		19,838,605
Air Freight & Logistics - 0.4%
Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (a)	3,340	261,990
United Parcel Service, Inc. Class B	1,800	327,780
		589,770
Building Products - 5.3%
Building Products - 5.3%
Advanced Drain Systems, Inc.	3,000	324,510
Allegion PLC	100	13,218
Johnson Controls International PLC	85,800	5,841,264
Trane Technologies PLC	13,600	2,348,040
		8,527,032
Commercial Services & Supplies - 6.6%
Diversified Support Services - 2.5%
Copart, Inc. (a)	28,600	3,967,392
Environmental & Facility Services - 4.1%
Casella Waste Systems, Inc. Class A (a)	4,900	372,106
GFL Environmental, Inc. (b)	80,000	2,972,000
Tetra Tech, Inc.	2,500	373,350
Waste Connections, Inc. (United States)	23,700	2,984,541
		6,701,997
TOTAL COMMERCIAL SERVICES & SUPPLIES		10,669,389
Construction & Engineering - 3.0%
Construction & Engineering - 3.0%
AECOM (a)	4,300	271,545
Willscot Mobile Mini Holdings (a)	144,200	4,574,024
		4,845,569
Electrical Equipment - 12.3%
Electrical Components & Equipment - 12.3%
Acuity Brands, Inc.	20,600	3,571,422
AMETEK, Inc.	61,000	7,564,610
Generac Holdings, Inc. (a)	6,200	2,533,754
nVent Electric PLC	152,300	4,923,859
Regal Beloit Corp.	5,488	825,066
Vertiv Holdings Co.	24,100	580,569
		19,999,280
Electronic Equipment & Components - 2.9%
Electronic Equipment & Instruments - 2.9%
Teledyne Technologies, Inc. (a)	11,100	4,768,338
Industrial Conglomerates - 15.4%
Industrial Conglomerates - 15.4%
General Electric Co.	52,000	5,357,560
Honeywell International, Inc.	30,627	6,501,500
Roper Technologies, Inc.	29,300	13,071,608
		24,930,668
Machinery - 19.3%
Industrial Machinery - 19.3%
Chart Industries, Inc. (a)	1,600	305,776
Crane Co.	57,833	5,483,147
Dover Corp.	6,700	1,041,850
Evoqua Water Technologies Corp. (a)	40,900	1,536,204
Fortive Corp.	95,892	6,767,098
IDEX Corp.	8,000	1,655,600
Ingersoll Rand, Inc. (a)	172,400	8,690,684
ITT, Inc.	8,256	708,695
Middleby Corp. (a)	8,600	1,466,386
Otis Worldwide Corp.	9,400	773,432
Pentair PLC	12,200	886,086
Rexnord Corp.	29,600	1,902,984
		31,217,942
Professional Services - 6.7%
Human Resource & Employment Services - 2.9%
TriNet Group, Inc. (a)	49,063	4,640,379
Research & Consulting Services - 3.8%
Clarivate Analytics PLC (a)	95,500	2,091,450
CoStar Group, Inc. (a)	44,000	3,786,640
Exponent, Inc.	3,100	350,765
		6,228,855
TOTAL PROFESSIONAL SERVICES		10,869,234
Road & Rail - 9.1%
Railroads - 1.5%
CSX Corp.	13,100	389,594
Norfolk Southern Corp.	950	227,288
Union Pacific Corp.	9,200	1,803,292
		2,420,174
Trucking - 7.6%
J.B. Hunt Transport Services, Inc.	10,600	1,772,532
Old Dominion Freight Lines, Inc.	15,100	4,318,298
Saia, Inc. (a)	5,094	1,212,525
XPO Logistics, Inc. (a)	63,840	5,080,387
		12,383,742
TOTAL ROAD & RAIL		14,803,916
Trading Companies & Distributors - 6.0%
Trading Companies & Distributors - 6.0%
Herc Holdings, Inc.	41,958	6,858,455
United Rentals, Inc. (a)	8,300	2,912,719
		9,771,174
TOTAL COMMON STOCKS (Cost $135,189,320)		160,830,917

Money Market Funds - 5.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	7,321,801	7,323,265
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	1,124,935	1,125,047
TOTAL MONEY MARKET FUNDS (Cost $8,448,312)		8,448,312

TOTAL INVESTMENT IN SECURITIES - 104.4% (Cost $143,637,632)	169,279,229
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(7,130,073)
NET ASSETS - 100.0%	162,149,156

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	1,686,194	39,970,202	34,333,093	451	(38)	-	7,323,265	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	892,500	6,496,287	6,263,740	307	-	-	1,125,047	0.0%
Total	2,578,694	46,466,489	40,596,833	758	(38)	-	8,448,312

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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